Income Taxes	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Income Taxes

15 - INCOME TAXES

ASC 740 requires that the Company recognize in its financial statements the impact of a tax position if that position is more likely than not of not being sustained on an audit, based on the technical merits of the position.

The Company and its subsidiaries file income tax returns in Canadian, Brazil and U.S. federal jurisdictions, and various provincial jurisdictions. The Company’s federal income tax returns are generally subject to examination for a period of three years after filing of the respective return in the U.S., four years in Canada and five years in Brazil.

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial income tax rates to loss before taxes, as follows:

	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2010
	$	$	$
Tax Rate, comprised of a federal rate of 11.00% and a provincial rate of 4.50% (2011, a federal rate of 11.00% and provincial rate of 4.87% - 2010, a federal rate of 11.00% and provincial rate of 5.5%)	15.50%	15.87%	16.50%

Expected Canadian Income Tax (Recovery)	24,070	17,222	14,983
Change in valuation allowance	(137,219)	(91,831)	(196,532)
Losses expired during the year	—	—	113,410
Permanent differences	4,409	27,744	25,860
Effect of changes in rates	—	(67)	96,375
Difference between Canadian and foreign tax rates	22,994	29,982	(9,465)
Adjustments to deferred tax assets	137,219	91,898	(58,475)
Refundable tax credits	(345,249)	(327,760)	(200,118)
Other	(1,983)	(5,492)	—
	(295,759)	(258,304)	(213,962)

The change in valuation allowance for originating temporary differences and losses available for carry forward, is calculated using an expected deferred tax rate of 15.50%, based on the application of the Small Business Deduction. The rate at which such amounts may be realized as disclosed as part of a deferred tax asset and related valuation allowance takes into account the enacted tax rate decreases over the expected period of realization.

Income tax recoveries of $295,759, $258,304, and $213,962 for the years ended March 31, 2012, March 31, 2011 and March 31, 2010, respectively, relate to refundable income tax credits for research and development in Canada, net of the tax expense on account of income in Brazil. The investment tax credits are subject to review and approval by taxation authorities and it is possible that the amounts granted will be different from the amounts recorded by the Company.

Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. The tax effects of temporary differences that gave rise to significant portions of the deferred tax asset and deferred tax liability are as follows:

	March 31, 2012	March 31, 2011	March 31, 2010
	$	$	$
Temporary differences
Losses available for carry forward	570,416	649,631	720,932
Property and equipment - differences in net book value and unamortized capital cost	153,800	145,876	143,234
Intangible assets - differences in net book value and tax basis	275,902	288,571	269,077
Unused scientific research and experimental development amounts deductible and investment tax credits available for carry forward	1,085,670	1,139,930	1,086,422
Gross deferred tax asset	2,085,788	2,223,007	2,219,665
Valuation allowance	(2,085,788)	(2,223,007)	(2,219,665)
Net deferred tax asset	—	—	—

The Company has federal and provincial non-capital losses available to reduce taxable income in Canada, which expire in the following years:

Federal & Provincial
$

2014	189,377
2015	1,641,020
2026	1,005,795
2027 and thereafter	653,395
3,489,587

As at March 31, 2012, the Company had accumulated unclaimed non-capital losses available of approximately $3,489,587 ($3,861,735 in 2011), ($3,326,074 in 2010). This amount can be carried forward indefinitely to reduce income taxes payable in future years.

The Company has federal scientific research and experimental development credits available to reduce income taxes in Canada, which expire in the following years:

2018	1,367
2019	7,368
2021	18,094
2022	354,540
2023	2,276
2034	2,851
Thereafter	8,304
394,800